ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts receivable and allowance for doubtful accounts
Accounts receivable				$ 36,657	¥ 254,508	¥ 298,069
Less: allowance for doubtful accounts	$ (7,870)	¥ (54,638)	¥ (58,871)	(9,207)	(63,921)	(54,638)
Accounts receivable, net				$ 27,450	¥ 190,587	¥ 243,431
Analysis of the allowance for doubtful accounts
Balance, beginning of year	7,870	54,638	58,871
Additions for the current year	1,480	10,273	17,800
Deductions for the current year - Recovery	(143)	(990)	(22,033)
Balance, end of year	$ 9,207	¥ 63,921	¥ 54,638